Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

	June 30,	December 31,
	2012	2011
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$688,407	$492,147
Accumulated Amortization	(152,440)	(112,568)
	$535,967	$379,579

Intangible assets not subject to amortization
Trademarks	$251,157	$130,000

	December 31,
	2011	2010
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$492,147	$381,740
Accumulated Amortization	(112,568)	(48,668)
	$379,579	$333,072

Intangible assets not subject to amortization
Trademarks	130,000	130,000